19. INCOME TAXES	12 Months Ended
Dec. 31, 2024
Notes
19. INCOME TAXES

19.INCOME TAXES

The Company’s provision for income taxes differs from amounts computed by applying the combined Canadian federal and provincial tax rates, as a result of the following:

	For the Year Ended
	December 31,	December 31,
	2024	2023
Loss before income taxes	$(3,856,587)	$(241,504)

Change in deferred tax liability	-	4,172
Income tax benefit	$-	$4,172

The tax effects of temporary timing differences that give rise to the deferred tax liability is as follows:

	As of	As of
	December 31,	December 31,
	2024	2023
Product development costs	$-	$4,172

Permanent differences	$-	$4,172

The Company recorded goodwill of $2,468,722 associated with the PacePlus, Inc. acquisition, $3,813,537 from the Ecker Capital, Inc. acquisition and $2143,897 from the ZooOffice, Inc. acquisitions. This asset is not being amortized for financial reporting purposes. This asset is being amortized over a period of twenty years for income tax purposes. This would generally give rise to a long-term deferred tax asset when companies have taxable income. Since ZenaTech did not anticipate having a taxable income, the Company did not make a reserve for this asset. As such, the deferred tax assets have not been recognized.